Risk/Return Detail Data - FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO	Mar. 01, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity School Street Trust
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Multi-Asset Income Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Multi-Asset Income Fund seeks to provide a combination of income and capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 175% of the average value of its portfolio.
Portfolio Turnover, Rate	175.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income producing securities of all types.Allocating the fund's assets among equity and debt securities, including common and preferred stock, investment-grade debt securities, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), floating rate securities, and convertible securities.Investing in domestic and foreign issuers.Allocating assets across different market sectors and maturities.Analyzing a security's structural features and current pricing, its issuer's potential for success, and the credit, currency, and economic risks of the security and its issuer to select investments.Adjusting allocation among asset classes to take advantage of short-term market opportunities and strategic, longer-term opportunities.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Asset Allocation Risk. If the fund's asset allocation strategy does not work as intended, the fund may not achieve its objective. Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Floating Rate Loans. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and can limit the potential for gains when the credit quality of the issuer improves. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), including floating rate loans, and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities, including floating rate loans, and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. Although the indexes have characteristics relevant to the fund's investment strategies, the fund's composite index provides information that may be helpful in understanding the fund's risk profile, and does not necessarily reflect how the fund will implement its investment strategy. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	11.09%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(13.94%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.71%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.10%	[4]
Total annual operating expenses	1.08%	[4]
1 year	$ 506
3 years	730
5 years	972
10 years	1,664
1 Year	506
3 Years	730
5 Years	972
10 Years	$ 1,664
Annual Return, Inception Date	Sep. 09, 2015
2016	10.55%
2017	5.94%
2018	(3.25%)
2019	22.84%
2020	16.26%
2021	17.40%
2022	(13.08%)
2023	11.43%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.69%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.10%	[4]
Total annual operating expenses	1.06%	[4]
1 year	$ 504
3 years	724
5 years	961
10 years	1,642
1 Year	504
3 Years	724
5 Years	961
10 Years	$ 1,642
Annual Return, Inception Date	Sep. 09, 2015
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.71%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.10%	[4]
Total annual operating expenses	1.83%	[4]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 286
3 years	576
5 years	990
10 years	1,951
1 Year	186
3 Years	576
5 Years	990
10 Years	$ 1,951
Annual Return, Inception Date	Sep. 09, 2015
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.71%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.10%	[4]
Total annual operating expenses	0.83%	[4]
1 year	$ 85
3 years	265
5 years	460
10 years	1,025
1 Year	85
3 Years	265
5 Years	460
10 Years	$ 1,025
Annual Return, Inception Date	Sep. 09, 2015
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Fidelity Advisor Multi-Asset Income Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.61%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[3]
Acquired fund fees and expenses	0.10%	[4]
Total annual operating expenses	0.73%
1 year	$ 75
3 years	233
5 years	406
10 years	906
1 Year	75
3 Years	233
5 Years	406
10 Years	$ 906
Annual Return, Inception Date	Oct. 02, 2018
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.97%
Past 5 years	9.29%
Since Inception	7.13%	[6]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.98%
Past 5 years	9.33%
Since Inception	7.15%	[7]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	9.61%
Past 5 years	9.37%
Since Inception	6.88%	[8]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.70%
Past 5 years	10.46%
Since Inception	7.92%	[9]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | Return Before Taxes | Fidelity Advisor Multi-Asset Income Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	11.81%
Past 5 years	10.57%
Since Inception	9.09%	[10]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions | Fidelity Advisor Multi-Asset Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	5.35%
Past 5 years	7.97%
Since Inception	5.64%	[6]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Multi-Asset Income Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	4.22%
Past 5 years	6.84%
Since Inception	5.01%	[6]
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.39%
FidelityAdvisorMulti-AssetIncomeFund-AMCIZPRO | Fidelity Advisor Multi-Asset Income Fund | F1878
Risk/Return:
Label	S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index
Past 1 year	15.58%
Past 5 years	8.53%
Since Inception	7.57%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.16%, 0.18%, 0.19%, and 0.09%, for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.
[3]	BAdjusted to reflect current fees.
[4]	CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.99%, 0.97%, 1.74%, 0.74% and 0.64% for Class A, Class M, Class C, Class I and Class Z, respectively.
[5]	BOn Class C shares redeemed less than one year after purchase.
[6]	AFrom September 9, 2015.
[7]	BFrom September 9, 2015.
[8]	CFrom September 9, 2015.
[9]	DFrom September 9, 2015.
[10]	EFrom October 2, 2018.